UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Round Table Services, LLC
Address: 319 Lenox Avenue
         Westfield, NJ  07090

13F File Number:  28-12173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Cheng
Title:     Chief Compliance Officer
Phone:     908-789-7310

Signature, Place, and Date of Signing:

      /s/  Christopher Cheng     Westfield, NJ     October 31, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     72

Form13F Information Table Value Total:     $166,215 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                     COM             002824100      322     6000 SH       SOLE                        0        0     6000
ACA CAPITAL HOLDINGS INC        COM             000833103      208    34098 SH       SOLE                        0        0    34098
ALTRIA GROUP INC                COM             02209S103     4541    65310 SH       SOLE                        0        0    65310
AMERICAN EXPRESS CO             COM             025816109      344     5800 SH       SOLE                        0        0     5800
AMERICAN INTL GROUP INC         COM             026874107      540     7984 SH       SOLE                        0        0     7984
BERKSHIRE HATHAWAY INC DEL      CL A            084670108      474        4 SH       SOLE                        0        0        4
BP PLC                          SPONSORED ADR   055622104      205     2956 SH       SOLE                        0        0     2956
CISCO SYS INC                   COM             17275R102     1781    53750 SH       SOLE                        0        0    53750
CITIGROUP INC                   COM             172967101      723    15500 SH       SOLE                        0        0    15500
CONOCOPHILLIPS                  COM             20825C104      250     2850 SH       SOLE                        0        0     2850
DISNEY WALT CO                  COM DISNEY      254687106      320     9300 SH       SOLE                        0        0     9300
E M C CORP MASS                 COM             268648102      880    42300 SH       SOLE                        0        0    42300
EATON VANCE INS NY MUN BD FD    COM             27827Y109      145    10000 SH       SOLE                        0        0    10000
EXXON MOBIL CORP                COM             30231G102     1467    15846 SH       SOLE                        0        0    15846
GENERAL ELECTRIC CO             COM             369604103      241     5820 SH       SOLE                        0        0     5820
ISHARES INC                     MSCI PAC J IDX  464286665     7953    47822 SH       SOLE                        0        0    47822
ISHARES INC                     MSCI AUSTRALIA  464286103      156     4900 SH       SOLE                        0        0     4900
ISHARES INC                     MSCI BRAZIL     464286400     2334    31739 SH       SOLE                        0        0    31739
ISHARES INC                     MSCI GERMAN     464286806      273     7890 SH       SOLE                        0        0     7890
ISHARES INC                     MSCI MEXICO     464286822     2394    40724 SH       SOLE                        0        0    40724
ISHARES INC                     MSCI JAPAN      464286848     1577   109958 SH       SOLE                        0        0   109958
ISHARES TR                      RUSSELL MCP VL  464287473     5696    37650 SH       SOLE                        0        0    37650
ISHARES TR                      RUSSELL MCP GR  464287481      682     5871 SH       SOLE                        0        0     5871
ISHARES TR                      RUSL 2000 VALU  464287630     1983    25779 SH       SOLE                        0        0    25779
ISHARES TR                      RUSSELL 2000    464287655     2571    32111 SH       SOLE                        0        0    32111
ISHARES TR                      RUSSELL 1000    464287622     9675   116652 SH       SOLE                        0        0   116652
ISHARES TR                      RUSSELL1000VAL  464287598    11281   131248 SH       SOLE                        0        0   131248
ISHARES TR                      RUSSELL1000GRW  464287614     8031   130104 SH       SOLE                        0        0   130104
ISHARES TR                      MSCI EMERG MKT  464287234    12236    81874 SH       SOLE                        0        0    81874
ISHARES TR                      MSCI EAFE IDX   464287465     7731    93602 SH       SOLE                        0        0    93602
ISHARES TR                      S&P GBL ENER    464287341      954     6913 SH       SOLE                        0        0     6913
ISHARES TR                      DJ US ENERGY    464287796      688     5277 SH       SOLE                        0        0     5277
ISHARES TR                      S&P LTN AM 40   464287390     7504    31072 SH       SOLE                        0        0    31072
ISHARES TR                      DJ US HEALTHCR  464287762     1474    20818 SH       SOLE                        0        0    20818
ISHARES TR                      CONS GOODS IDX  464287812      344     5380 SH       SOLE                        0        0     5380
ISHARES TR                      S&P GSTI TECHN  464287549     4002    66572 SH       SOLE                        0        0    66572
ISHARES TR                      RUSSELL 3000    464287689      584     6642 SH       SOLE                        0        0     6642
ISHARES TR                      S&P MIDCAP 400  464287507     1161    13164 SH       SOLE                        0        0    13164
ISHARES TR                      DJ SEL DIV INX  464287168     5358    77315 SH       SOLE                        0        0    77315
ISHARES TR                      TRANSP AVE IDX  464287192      704     8125 SH       SOLE                        0        0     8125
ISHARES TR                      S&P 500 VALUE   464287408      337     4133 SH       SOLE                        0        0     4133
ISHARES TR                      S&P EURO PLUS   464287861     5509    46216 SH       SOLE                        0        0    46216
ISHARES TR                      RUSSELL MIDCAP  464287499     8641    79877 SH       SOLE                        0        0    79877
ISHARES TR                      LEHMAN AGG BND  464287226     2450    24493 SH       SOLE                        0        0    24493
ISHARES TR                      S&P GSTI SEMIC  464287523     3413    50580 SH       SOLE                        0        0    50580
ISHARES TR                      DJ US FINL SEC  464287788      533     4862 SH       SOLE                        0        0     4862
ISHARES TR                      S&P SMLCAP 600  464287804     1641    23521 SH       SOLE                        0        0    23521
ISHARES TR                      S&P 100 IDX FD  464287101     2395    33485 SH       SOLE                        0        0    33485
ISHARES TRUST                   LEHMAN SH TREA  464288679     1269    11556 SH       SOLE                        0        0    11556
ISHARES TRUST                   DJ OIL EQUIP    464288844     2239    35065 SH       SOLE                        0        0    35065
ISHARES TRUST                   DJ HEALTH CARE  464288828     4848    82158 SH       SOLE                        0        0    82158
JOHNSON & JOHNSON               COM             478160104      890    13552 SH       SOLE                        0        0    13552
KKR FINANCIAL HLDGS LLC         COM             48248a306     1516    89972 SH       SOLE                        0        0    89972
KRAFT FOODS INC                 CL A            50075N104     1560    45194 SH       SOLE                        0        0    45194
LILLY ELI & CO                  COM             532457108     2237    39296 SH       SOLE                        0        0    39296
MERCK & CO INC                  COM             589331107      289     5600 SH       SOLE                        0        0     5600
MERRILL LYNCH & CO INC          COM             590188108      570     8000 SH       SOLE                        0        0     8000
MICROSOFT CORP                  COM             594918104      230     7800 SH       SOLE                        0        0     7800
MIDCAP SPDR TR                  UNIT SER 1      595635103     2151    13372 SH       SOLE                        0        0    13372
PFIZER INC                      COM             717081103      324    13255 SH       SOLE                        0        0    13255
SCHLUMBERGER LTD                COM             806857108      625     5950 SH       SOLE                        0        0     5950
SEACOR HOLDINGS INC             COM             811904101     1831    19250 SH       SOLE                        0        0    19250
SPACEHAB INC                    COM             846243103       32    80000 SH       SOLE                        0        0    80000
SPDR TR                         UNIT SER 1      78462F103     1888    12374 SH       SOLE                        0        0    12374
SUNOCO LOGISTICS PRTNRS L P     COM UNITS       86764L108      256     5000 SH       SOLE                        0        0     5000
SYSCO CORP                      COM             871829107      356    10000 SH       SOLE                        0        0    10000
VANGUARD INDEX FDS              MCAP VL IDXVIP  922908512      468     8014 SH       SOLE                        0        0     8014
VANGUARD INDEX FDS              MID CAP ETF     922908629      283     3550 SH       SOLE                        0        0     3550
VANGUARD INDEX FDS              SM CP VAL ETF   922908611     1027    14499 SH       SOLE                        0        0    14499
VANGUARD INDEX FDS              SMALL CP ETF    922908751      639     8792 SH       SOLE                        0        0     8792
VANGUARD INTL EQUITY INDEX F    ALLWRLD EX US   922042775     2864    47980 SH       SOLE                        0        0    47980
VANGUARD WORLD FDS              CONSUM STP ETF  92204A207     3117    44456 SH       SOLE                        0        0    44456